Capital Stock - Issued and Outstanding (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of number of shares outstanding
Common shares issued on exercise of stock options (shares)		461,442	262,836
Redemption of common shares (shares)	0	0	(1,047,243)
Changes in number of shares outstanding
Balance - Beginning of year		$ 1,074	$ 963
Common shares issued on exercise of stock options		4	1
Redemption of common shares			(9)
Balance - End of year		$ 1,601	$ 1,074
CAPITAL STOCK
Reconciliation of number of shares outstanding
Beginning balance (shares)		94,526,516	95,310,923
Common shares issued on exercise of stock options (shares)		461,442	262,836
Redemption of common shares (shares)		0	(1,047,243)
Ending balance (shares)		94,987,958	94,526,516
Changes in number of shares outstanding
Balance - Beginning of year		$ 487	$ 490
Common shares issued on exercise of stock options		5	2
Redemption of common shares		0	(5)
Balance - End of year		$ 492	$ 487